Recently Issued Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently Issued Accounting Pronouncements
Note 2. Recently Issued Accounting Pronouncements

Accounting Pronouncements Pending Adoption in Future Periods

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848). The amendments in this ASU temporarily simplify the accounting for contract modifications, including hedging relationships, due to the transition from London Interbank Offering Rate ("LIBOR") and other interbank offered rates to alternative reference interest rates. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope, which provided clarifying guidance to ASU 2020-04. Under ASU No. 2021-01, entities can elect not to remeasure contracts at the modification date or reassess a previous accounting determination if certain conditions are met. Additionally, entities can elect to continue applying hedge accounting for hedging relationships affected by reference rate reform if certain conditions are met. These ASUs were effective upon issuance and generally can be applied to applicable contract modifications through December 31, 2022. We are currently evaluating the impact of the transition from LIBOR to alternative reference interest rates on our financial statements.